Annual Operating Expenses - FidelityHerefordStreetTrustFunds-RetailComboPRO - FidelityHerefordStreetTrustFunds-RetailComboPRO - Fidelity Treasury Only Money Market Fund - Fidelity Treasury Only Money Market Fund
Jun. 29, 2023
Operating Expenses:
Management fee	0.42%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.42%